Summary of Significant Accounting Policies (Details 6)	12 Months Ended
Dec. 31, 2015
Furniture, fixtures and equipment | Minimum
Property and Equipment, Net
Useful life (in years)	3 years
Motor Vehicles
Property and Equipment, Net
Useful life (in years)	5 years